Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consist of the following:

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Goods in transit	896,791	227,757	176,546
Inventories	7,472,866	8,766,421	6,795,291
Less: Allowance for inventories write-down	(791,609)	(880,907)	(682,835)
Inventories, net	7,578,048	8,113,271	6,289,002